Recent Accounting Pronouncements and Significant Accounting Policies, Vessel Depreciation (Details)	12 Months Ended
Dec. 31, 2021 USD ($)
Tanker Vessels [Member]
Vessel Depreciation [Abstract]
Estimated residual scrap rate per light-weight ton	$ 350
Estimated useful life	25 years
Container Vessels [Member]
Vessel Depreciation [Abstract]
Estimated residual scrap rate per light-weight ton	$ 350
Estimated useful life	30 years